Annual Fund Operating Expenses	Jun. 03, 2025
Invesco BulletShares 2035 Corporate Bond ETF | Invesco BulletShares 2035 Corporate Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.10%
Invesco BulletShares 2033 High Yield Corporate Bond ETF | Invesco BulletShares 2033 High Yield Corporate Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.42%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.42%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.